Quarterly Results (Unaudited) (Details) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Quarterly Financial Information
Revenues	$ 7,700,000,000		$ 6,332,000,000	[1]	$ 4,565,000,000		$ 7,525,000,000		$ 5,531,000,000		$ 4,596,000,000		$ 5,359,000,000		$ 6,247,000,000		$ 26,122,000,000	$ 21,733,000,000	$ 21,770,000,000
Benefits, losses and expenses	7,940,000,000		6,380,000,000	[1]	4,839,000,000		7,544,000,000		5,456,000,000		4,678,000,000		5,519,000,000		5,880,000,000		26,703,000,000	21,533,000,000	19,498,000,000
Income (loss) from continuing operations, net of tax	(45,000,000)		(7,000,000)	[1]	(108,000,000)		60,000,000		119,000,000		29,000,000		119,000,000		306,000,000		(100,000,000)	573,000,000	1,704,000,000
Income (loss) from discontinued operations, net of tax	(1,000,000)		20,000,000	[1]	7,000,000		36,000,000		(1,000,000)		31,000,000		(86,000,000)		195,000,000		62,000,000	139,000,000	(68,000,000)
Net income (loss)	(46,000,000)		13,000,000	[1]	(101,000,000)		96,000,000		118,000,000		60,000,000		33,000,000		501,000,000		(38,000,000)	712,000,000	1,636,000,000
Less: Preferred stock dividends and accretion of discount	11,000,000		10,000,000	[1]	11,000,000		10,000,000		11,000,000		10,000,000		11,000,000		10,000,000
Net income (loss) available to common shareholders	(57,000,000)	[2]	3,000,000	[1],[2]	(112,000,000)	[2]	86,000,000	[2]	107,000,000	[2]	50,000,000	[2]	22,000,000	[2]	491,000,000	[2]	(80,000,000)	670,000,000	1,121,000,000
Basic earnings (losses) per common share	$ (0.13)		$ 0.01	[1]	$ (0.26)		$ 0.20		$ 0.24		$ 0.11		$ 0.05		$ 1.10		$ (0.18)	$ 1.51	$ 2.60
Diluted earnings (losses) per common share	$ (0.13)	[2]	$ 0.01	[1],[2]	$ (0.26)	[2]	$ 0.18	[2]	$ 0.23	[2]	$ 0.11	[2]	$ 0.05	[2]	$ 0.99	[2]	$ (0.18)	$ 1.40	$ 2.40
Weighted average common shares outstanding, basic	436.2		435.8	[1]	438.2		440.7		445.1		445.3		445.1		444.6		437.7	445.0	431.5
Weighted average shares outstanding and dilutive potential common shares	436.2		461.7	[1]	438.2		469.0		468.9		473.4		482.4		508.2		437.7	478.0	481.5
Weighted average common shares outstanding and dilutive potential common shares, in absence of net loss					485.8												488.9
Weighted average common shares outstanding and dilutive potential common shares, impact of mandatory convertible preferred shares was not antidilutive			482.7				489.9		489.6		494.1		503.1
Reinsurance loss on disposition, including goodwill impairment																	(533,000,000)	0	0
Goodwill impairment loss																	0	30,000,000	0
Restatement Adjustment [Member]
Schedule of Quarterly Financial Information
Net income (loss)																		50,000,000	(44,000,000)
Net income (loss) available to common shareholders																		50,000,000	(44,000,000)
Basic earnings (losses) per common share																		$ 0.12	$ (0.10)
Diluted earnings (losses) per common share																		$ 0.10	$ (0.09)
Previously Reported [Member]
Schedule of Quarterly Financial Information
Net income (loss)																		662,000,000	1,680,000,000
Net income (loss) available to common shareholders																		620,000,000	1,165,000,000
Basic earnings (losses) per common share																		$ 1.39	$ 2.70
Diluted earnings (losses) per common share																		$ 1.30	$ 2.49
Individual Life [Member]
Schedule of Quarterly Financial Information
Reinsurance loss on disposition, including goodwill impairment																	533,000,000
Goodwill impairment loss																	342,000,000
Loss contingency in period																	191,000,000
Individual Life [Member]
Schedule of Quarterly Financial Information
Goodwill impairment loss			$ 342,000,000														$ 342	$ 0

[1]	1] In periods of a net loss available to common shareholders, the Company uses basic weighted average common shares outstanding in the calculation of diluted loss per common share, since the inclusion of shares for warrants, stock compensation plans and the assumed conversion of the preferred shares to common would have been antidilutive to the earnings (loss) per common share calculation. In the absence of the net loss available to common shareholders, weighted average common shares outstanding and dilutive potential common shares would have totaled 485.8 million and 488.9 million for the three months ended June 30, 2012 and December 31, 2012, respectively. In addition, assuming the impact of mandatory convertible preferred shares was not antidilutive, weighted average common shares outstanding and dilutive potential common shares would have totaled 489.9 million, 482.7 million, 489.6 million, 494.1 million and 503.1 million for the three months ended March 31, 2012, September 30, 2012 December 31, 2011, September 30, 2011 and June 30, 2011, respectively.[2] As previously reported, the Company filed Amendment No. 1 on Form 10-Q/A to amend and restate its Quarterly Report on Form 10-Q for the three and nine months ended September 30, 2012 as originally filed with the Securities and Exchange Commission on November 1, 2012 (the "Restatement"). In the Restatement, which was filed prior to the announcement of the sale of HLIL, the Company recognized an estimated pre-tax reinsurance loss on disposition of $533 comprised of impairment to goodwill to the Individual Life business of $342 and a loss accrual for premium deficiency of $191 in the third quarter of 2012. This table reflects the impact of the Restatement and the reclassification of the Company's U.K. variable annuity business as discontinued operations as a result of the announcement of the sale of HLIL on June 27, 2013.
[2]	In periods of a net loss available to common shareholders, the Company uses basic weighted average common shares outstanding in the calculation of diluted loss per common share, since the inclusion of shares for warrants, stock compensation plans and the assumed conversion of the preferred shares to common would have been antidilutive to the earnings (loss) per common share calculation. In the absence of the net loss available to common shareholders, weighted average common shares outstanding and dilutive potential common shares would have totaled 485.8 million and 488.9 million for the three months ended June 30, 2012 and December 31, 2012, respectively. In addition, assuming the impact of mandatory convertible preferred shares was not antidilutive, weighted average common shares outstanding and dilutive potential common shares would have totaled 489.9 million, 482.7 million, 489.6 million, 494.1 million and 503.1 million for the three months ended March 31, 2012, September 30, 2012 December 31, 2011, September 30, 2011 and June 30, 2011, respectively.